SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - San Diego Gas & Electric Company Savings Plan 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Note receivable from participant, default period	90 days
Administrative expense paid by employer, term	23 months
EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Accounting Policy [Line Items]
Master Trust investments	$ 2,199,939,000	$ 2,097,965,000
EBP, Nonconsolidated, Plan Interest in Master Trust | TRP
EBP, Accounting Policy [Line Items]
Master Trust investments	$ 1,070,492,000	$ 948,284,000
Concentration of investment, as a percentage of total investments	48.66%	45.20%
EBP, Nonconsolidated, Plan Interest in Master Trust | The Vanguard Group, Inc.
EBP, Accounting Policy [Line Items]
Master Trust investments	$ 475,396,000	$ 453,939,000
Concentration of investment, as a percentage of total investments	21.61%	21.64%
EBP, Nonconsolidated, Plan Interest in Master Trust | Sempra common stock
EBP, Accounting Policy [Line Items]
Master Trust investments	$ 374,781,000	$ 430,893,000
Concentration of investment, as a percentage of total investments	17.04%	20.54%